Advance Payable — Related Party (Details) - USD ($)		12 Months Ended
	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Advance Payable — Related Party [Line Items]
Cash advances from related parties	$ 9,000	$ 76,500	$ 9,000
Cash advances paid to related parties	31,900		31,900
Net balance	$ 22,900
Related Party [Member]
Advance Payable — Related Party [Line Items]
Received amount		$ 76,500